Insurance - Net earnings and capital and surplus on a statutory basis for the insurance subsidiaries (Details) - GALIC consolidated life insurance companies - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory information
Net Earnings	$ 167	$ 399	$ 384
Capital and Surplus	$ 1,976	$ 1,719